Held-for-Sale Non-Financial Assets	12 Months Ended
Dec. 31, 2017
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Held-for-Sale Non-Financial Assets

NOTE 9. HELD—FOR—SALE NON-FINANCIAL ASSETS

Pursuant to Round Zero, PEMEX was provisionally assigned titles to certain blocks in escrow. The ownership of the fixed assets located in those blocks is transferred when the blocks are awarded to third parties in subsequent rounds.

As a result of the Energy Reform Decree, the secondary legislation and the corresponding initial adjudication of rights for the exploration and extraction of oil and solid hydrocarbons addressed in transitory article 6 of the Energy Reform Decree, certain assignments that Pemex Exploration and Production received from the Mexican Government were affected. The Mexican Government will compensate PEMEX for these investments at fair value pursuant to the terms determined by the Ministry of Energy.

In 2016, pursuant to Round 1.3, the Ministry of Energy awarded certain contractual areas for the exploration and extraction of oil and solid hydrocarbons to third parties and their respective fixed assets have been transferred from PEMEX to such third parties. During 2016, PEMEX submitted the application for compensation from the Ministry of Energy for the fixed assets located in those areas, receiving resolution in 2017.

All the assets that are part of unassigned areas to PEMEX as part of Round Zero continue to be classified as long-lived assets, subject to all regulations applicable to such assets, provided PEMEX (1) obtains the economic benefits derived from the use thereof and (2) at the same time exercises control over them and assumes the benefits and risks associated with such assets.

Assets that are part of the areas that were not assigned to PEMEX as part of Round Zero, and from which PEMEX does not obtain economic benefits derived from use of such assets, are written down, affecting the results for that year.

As a result, of the Ps. 7,460,674 held-for-sale, the non-financial assets at December 31, 2016, Ps.4,652,314 were reclassified to fixed assets and the remaining Ps. 2,808,360, were transferred to the results of the year.